Equity - Outstanding number of shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Line items]
Purchase of treasury shares	€ (318)	€ (589)	€ (507)
Common shares [Member]
Equity [Line items]
Number of shares outstanding at beginning of period	922,436,563	917,103,586	914,388,869
Dividend distributed	11,264,163	17,344,462	17,671,990
Purchase of treasury shares, number of	(19,841,595)	(25,193,411)	(20,296,016)
Re-issuance of treasury shares, number of	12,332,592	13,181,926	5,338,743
Number of shares outstanding at end of period	926,191,723	922,436,563	917,103,586